Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Summary of Cash and Cash Equivalents

	December 31, 2021	December 31, 2020
Cash on hand	6	5
Cash at banks, including:
— I n Russian rubles	16,125	849
— I n U.S. dollars	802	358
— I n euro	667	415
— I n other currencies	187	144

Total cash and cash equivalents	17,787	1,771
Less allowance for expected credit losses	(86)	(65)

Total cash and cash equivalents, net	17,701	1,706

Reconciliation Between the Changes in Liabilities Arising from Financing Activities
Reconciliation between the changes in liabilities arising from financing activities including both changes arising from cash flows and non-cash
changes:

	Loans and borrowings	Lease liabilities	Fines and penalties on overdue leases	Deferred payments for acquisition of assets	Sale and leaseback transactions	Put option of Gazprom- bank	Dividends payable
At January 1, 2019	418,832	8,293	384	1,430	—	44,056	232

Cash flows	(42,831)	(3,488)	(39)	(341)	234	—	(1,531)
Foreign exchange movement	(19,070)	(76)	(17)	—	—	—	—
New leases	—	11,234	–	—	—	—	—
Interest accrued	31,750	1,409	–	—	—	—	—
Effect of restructuring of loans and leases	(25)	—	(337)	—	—	—	—
Other changes	(134)	(17)	50	62	14	4,145	1,516

At December 31, 2019	388,522	17,355	41	1,151	248	48,201	217

Cash flows	(121,363)	(3,541)	—	(508)	278	—	(295)
Foreign exchange movement	36,419	160	—	—	—	—	—
Non-cash offset (Note 9.2)	—	(1,490)	—	—	1,490	—	—
Gain on sale of the discontinued operations	(8,031)	(1,448)	—	(443)	—	(49,418)	—
New leases	—	573	—	—	—	—	—
Interest accrued	22,281	1,088	—	—	—	—	—
Effect of restructuring of loans and leases	(3,204)	—	(137)	—	—	—	—
Other changes	2,413	(1,204)	96	(88)	183	1,217	88

At December 31, 2020	317,037	11,493	—	112	2,199	—	10

Cash flows	(44,203)	(4,537)	(35)	(95)	(354)	—	(111)
Foreign exchange movement	(8,081)	(39)	—	—	—	—	—
New leases	—	2,321	—	—	—	—	—
Interest accrued	20,063	854	—	—	—	—	—
Effect of restructuring of loans and leases	(223)	—	(22)	—	—	—	—
Other changes	(1,111)	1,320	59	(17)	281	—	110

At December 31, 2021	283,482	11,412	2	—	2,126	—	9